Leases (Details) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Leases [Abstract]
Bank guarantees	$ 209
Weighted average remaining lease term	3 years 3 months 14 days
Weighted average discount rate	8.45%
Operating lease expense	$ 1,170